Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 7,223
Ending of period	7,210
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	60
Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	2,484
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	4,004
Computers
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	24
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	638
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	33,221
Additions	244
Transfers from construction in progress	0
Disposals	(67)
Effect of exchange rate changes	(13)
Ending of period	33,385
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	92
Additions	0
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	0
Ending of period	92
Cost | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,797
Additions	2
Transfers from construction in progress	(2)
Disposals	0
Effect of exchange rate changes	(2)
Ending of period	7,795
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	24,387
Additions	2
Transfers from construction in progress	72
Disposals	(67)
Effect of exchange rate changes	(11)
Ending of period	24,383
Cost | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	465
Additions	0
Transfers from construction in progress	2
Disposals	0
Effect of exchange rate changes	0
Ending of period	467
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	480
Additions	240
Transfers from construction in progress	(72)
Disposals	0
Effect of exchange rate changes	0
Ending of period	648
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(25,998)
Additions	(252)
Disposals	66
Effect of exchange rate changes	9
Ending of period	(26,175)
Accumulated Depreciation and Impairment | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(32)
Additions	0
Disposals	0
Effect of exchange rate changes	0
Ending of period	(32)
Accumulated Depreciation and Impairment | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(5,256)
Additions	(56)
Disposals	0
Effect of exchange rate changes	1
Ending of period	(5,311)
Accumulated Depreciation and Impairment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(20,261)
Additions	(192)
Disposals	66
Effect of exchange rate changes	8
Ending of period	(20,379)
Accumulated Depreciation and Impairment | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(439)
Additions	(4)
Disposals	0
Effect of exchange rate changes	0
Ending of period	(443)
Accumulated Depreciation and Impairment | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(10)
Additions	0
Disposals	0
Effect of exchange rate changes	0
Ending of period	$ (10)